Note 41 Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Line Items]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net	€ 327	€ 76	€ 64
Gains Losses On Derecognition Of Financial Assets At Amortized Cost	20	41	8
Gains Losses On Derecognition Of Other Financial Assets And Liabilities	307	35	56
Gains or losses on financial assets and liabilities held for trading net	2,458	1,352	562
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading	0	0	0
Reclassification Of Other Gains Losses To Held For Trading	2,458	1,352	562
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	179	337	(67)
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	0	0	0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss	179	337	(67)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net	249	96	150
Gain (loss) on hedge ineffectiveness recognised in profit or loss	5	(17)	(45)
Subtotal gains or losses in financial assets and liabilities net	3,218	1,844	663
Foreign exchange gain (loss)	695	339	1,275
Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences	€ 3,913	€ 2,183	€ 1,938